Shareholder Report, Line Graph (Details) WE0000000002536A_Dimensional Global Core Plus Fixed Income ETF_Single_TSR Annual {Single} - USD ($)			12 Months Ended
	Oct. 31, 2024	Nov. 07, 2023	Oct. 31, 2025
Dimensional Global Core Plus Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Dimensional Global Core Plus Fixed Income ETF – NAV
Accumulated Value	$ 11,054	$ 10,000	$ 11,770
Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	$ 10,822	$ 10,000	$ 11,396